Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Robert F. Maguire III

Tax Indemnification Agreement—

In connection with our initial public offering, we agreed to indemnify Mr. Maguire and related entities and other contributors from all direct and indirect adverse tax consequences in the event that the Operating Partnership directly or indirectly sells, exchanges or otherwise disposes (including by way of merger, sale of assets, completion of a foreclosure or otherwise) of any portion of its interests in Gas Company Tower, US Bank Tower, KPMG Tower, Wells Fargo Tower and Plaza Las Fuentes in a taxable transaction. Certain types of transactions, including but not limited to joint ventures and refinancings, can be structured to avoid triggering the tax indemnification obligations.

During 2012, we received notices from Mr. Maguire and related entities requesting the redemption of a total of 6,276,251 noncontrolling common units of the Operating Partnership. At Mr. Maguire’s request, we issued 5,594,220 shares of common stock to a party not related to Mr. Maguire and 682,031 shares of common stock to Mr. Maguire directly in settlement of the redeemed noncontrolling common units.

The redemption of noncontrolling common units and subsequent issuance of common stock to a party not related to Mr. Maguire caused Robert F. Maguire III and related entities to fall below the 50% ownership requirement set forth in his contribution agreement. As a result, all tax indemnification obligations in favor of him and related entities, as well as all remaining limited partners, will now expire on June 27, 2013. Pursuant to agreements with the Operating Partnership unit holders, the tax protection on US Bank Tower expired on June 17, 2013. Our tax indemnification obligations for Gas Company Tower, KPMG Tower, Wells Fargo Tower and Plaza Las Fuentes expired on June 27, 2013.

In connection with the tax indemnification agreement, Mr. Maguire, certain entities owned or controlled by Mr. Maguire, and other contributors have guaranteed a portion of our mortgage loans. As of December 31, 2012 and 2011, $591.8 million of our debt was subject to such guarantees.

Other Transactions—

We leased office space located at 1733 Ocean in Santa Monica, California, a property beneficially owned by Mr. Maguire. In 2010, we terminated our lease on the fourth floor of 1733 Ocean for consideration totaling $2.5 million, consisting of installment payments of $2.0 million and an offset of $0.5 million of amounts due to us by Mr. Maguire. During 2011 and 2010, we paid $0.9 million and $1.1 million, respectively, to Mr. Maguire in connection with the lease termination agreement. All amounts due Mr. Maguire under this agreement were paid in full as of December 31, 2011.